Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) - Stock Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020	May 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares stock warrants outstanding, Beginning balance	803,000	6,424,000	5,461,500
Number of shares stock warrants, Granted	17,054		962,500
Number of shares stock warrants, Cancelled
Number of shares stock warrants outstanding, Ending balance	820,054	803,000	6,424,000
Number of shares stock warrants, exercisable, Ending	820,054	6,424,000
Average exercise price stock warrants, Beginning balance	$ 83.04	$ 10.38	$ 11.50
Average exercise price stock warrants, Granted	21.99		4.00
Average exercise price stock warrants, Cancelled
Average exercise price stock warrants, Ending balance	81.74	$ 83.04	$ 10.38
Average exercise price stock warrants Exercisable, Ending balance	$ 81.74
Weighted Average Remaining Contractual Term (Years), Outstanding, Ending balance	3 years 1 month 6 days
Weighted Average Remaining Contractual Term (Years), Exercisable, Ending balance	3 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Aggregate Intrinsic Value, Outstanding, Ending balance
Aggregate Intrinsic Value, Exercisable, Ending balance